Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2022
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Interest-bearing deposits in other banks	71	75
Trading account assets	7,424	5,426
Investments	5,573	8,091
Loans	10,417	9,056
Other assets	2,291	3,023

Total	25,776	25,671

Associated Liabilities Collateralized by Pledged Assets
The associated liabilities collateralized by the above assets at March 31, 2021 and 2022 are summarized below:

	2021	2022

	(in billions of yen)
Deposits	764	910
Payables under repurchase agreements	6,334	5,864
Payables under securities lending transactions	1,185	645
Other short-term borrowings	6,272	5,113
Long-term debt	192	542

Total	14,747	13,074